NET PROFIT (LOSS) PER SHARE (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 ₪ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2024 ₪ / shares shares	Jun. 30, 2023 shares	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2022 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Net Profit (Loss) Per Share [Line Items]
Ordinary shares exercise price | (per share)	₪ 0.01		₪ 0.01		₪ 0.01	$ 0.01	$ 0.01	$ 0.01
Weighted average shares	250,847	252,462	251,655	252,462	252,462	252,371
Pre-Funded Options [Member]
Net Profit (Loss) Per Share [Line Items]
Weighted average shares			300	33,108	33,108	33,108
MORINGA ACQUISITION CORP [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant	5,940,000		5,940,000				5,940,000
Warrants, issued					5,940,000
MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant	190,000		190,000				190,000
MORINGA ACQUISITION CORP [Member] | Public Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant	5,750,000		5,750,000				5,750,000
MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Warrants, issued					190,000
MORINGA ACQUISITION CORP [Member] | Public Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Warrants, issued					5,750,000
Second, Third, Forth and Fifth Promissory Notes [Member] | MORINGA ACQUISITION CORP [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant	1,500,000		1,500,000				1,500,000
Second, Third, Forth and Fifth Promissory Notes [Member] | MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Net Profit (Loss) Per Share [Line Items]
Exercise of warrant	1,500,000		1,500,000				1,500,000
Promissory notes (in Dollars) | $								$ 1,500,000